Label	Element	Value
Managed Bond Portfolio | Managed Bond Portfolio - Class D, Class I and Class P shares
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Managed Bond Portfolio